Item 1. Schedule of Investments



T. Rowe Price Tax-Exempt Money Fund
(Unaudited)
November 30, 2004
PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
(Amounts in 000s)

 ALABAMA  3.4%
 Alabama, GO, VRDN (Currently 1.71%)                   6,600         6,600

 Birmingham Water & Sewer, VRDN (Currently 1.71%)
 (MBIA Insured)                                        3,000         3,000

 Jefferson County Sewer, VRDN (Currently 1.68%)        14,600        14,600

 Total Alabama (Cost  $24,200)                                       24,200

 ALASKA  1.0%
 Alaska Housing Finance Corp., Single Family Housing
 VRDN (Currently 1.68%) (MBIA Insured)                 7,200         7,200

 Total Alaska (Cost  $7,200)                                         7,200

 ARIZONA  2.1%
 Maricopa County IDA, Gran Victoria Housing, VRDN
 (Currently 1.68%)                                     14,470        14,470

 Total Arizona (Cost  $14,470)                                       14,470

 ARKANSAS  1.1%
 Arkansas Hosp. Equipment Fin. Auth., Baptist Health
 Little Rock, VRDN (Currently 1.72%) (MBIA Insured)    7,600         7,600

 Total Arkansas (Cost  $7,600)                                       7,600

 CALIFORNIA  2.3%
 California, GO, RAN, 3.00%, 6/30/05                   12,000        12,087

 California Infrastructure & Economic Dev. Bank,
Salvation Army
 West, TECP, 2.10%, 8/9/05                             4,400         4,400

 Total California (Cost  $16,487)                                    16,487

 COLORADO  5.1%
 Colorado HFA
 Adventist Health/Sunbelt, VRDN (Currently 1.67%)      15,000        15,000

 Sisters of Charity of Leavenworth
 1.23%, 12/1/38 (Tender 12/1/04)                       9,100         9,100

 VRDN (Currently 1.68%)                                5,000         5,000

 Denver City & County, Wellington E. Web, VRDN
(Currently 1.68%)
 (AMBAC Insured)                                       3,000         3,000

 Denver City & County IDRB, W.W. Grainger, VRDN
 (Currently 1.85%)                                     2,190         2,190

 Douglas County School District #1, 6.50%, 12/15/16
 (Prerefunded 12/15/04+) (MBIA Insured)                1,350         1,366

 Total Colorado (Cost  $35,656)                                      35,656

 CONNECTICUT  0.3%
 Connecticut, GO, 4.00%, 12/1/04                       1,800         1,800

 Total Connecticut (Cost  $1,800)                                    1,800

 DISTRICT OF COLUMBIA  7.0%
 District of Columbia
 AARP Foundation, VRDN (Currently 1.69%)               10,000        10,000

 American National Red Cross, TECP, 1.84%, 12/1/04     17,000        17,000

 Maret School, VRDN (Currently 1.68%)                  10,250        10,250

 Smithsonian Institution, VRDN (Currently 1.65%)       8,200         8,200

 District of Columbia, GO, VRDN (Currently 1.70%)
 (FSA Insured)                                         4,000         4,000

 Total District of Columbia (Cost  $49,450)                          49,450

 FLORIDA  0.8%
 Florida Board of Ed., GO, VRDN (Currently 1.70%)
 (FGIC Insured)                                        3,400         3,400

 Tampa Bay Water, VRDN (Currently 1.70%) (FGIC Insured)2,000         2,000

 Total Florida (Cost  $5,400)                                        5,400

 GEORGIA  1.3%
 Atlanta Water & Sewer, VRDN (Currently 1.71%)
 (FGIC Insured)                                        4,995         4,995

 Georgia, GO
 VRDN (Currently 1.69%)                                3,700         3,700

 6.10%, 3/1/05                                         305           309

 Total Georgia (Cost  $9,004)                                        9,004

 ILLINOIS  7.6%
 Chicago Board of Education, GO
 VRDN (Currently 1.66%) (FSA Insured)                  8,000         8,000

 VRDN (Currently 1.72%) (FSA Insured)                  4,000         4,000

 Illinois, GO, 5.00%, 10/1/05                          725           742

 Illinois Dev. Fin. Auth., Palos Community Hosp.
 VRDN (Currently 1.70%)                                10,100        10,100

 Illinois HFA
 Little County of Mary Hosp., VRDN (Currently 1.70%)   4,500         4,500

 Univ. of Chicago
 VRDN (Currently 1.60%)                                9,000         9,000

 VRDN (Currently 1.65%)                                6,000         6,000

 Villa Saint Benedict, VRDN (Currently 1.76%)          10,000        10,000

 Metropolitan Pier & Exposition Auth.
 VRDN (Currently1.71%) (MBIA Insured)                  1,500         1,500

 Total Illinois (Cost  $53,842)                                      53,842

 INDIANA  2.4%
 Indiana HFFA, Deaconess Hosp., VRDN (Currently 1.67%) 9,000         9,000

 Mount Vernon, PCR, General Electric Corp., TECP
 1.72%, 12/1/04                                        8,000         8,000

 Total Indiana (Cost  $17,000)                                       17,000

 KANSAS  3.6%
 Kansas Dev. Fin. Auth., Multi-Family, VRDN
 (Currently 1.69%)                                     11,000        11,000

 Kansas DOT, VRDN (Currently 1.70%)                    14,500        14,500

 Total Kansas (Cost  $25,500)                                        25,500

 KENTUCKY  3.7%
 Breckinridge County, Kentucky Assoc. of Counties
Leasing Trust
 VRDN (Currently 1.66%)                                15,330        15,330

 Kentucky Economic Dev. Fin. Auth., Catholic Health
Initiatives
 VRDN (Currently 1.66%)                                11,000        11,000

 Total Kentucky (Cost  $26,330)                                      26,330

 LOUISIANA  0.2%
 New Orleans Aviation Board, VRDN (Currently 1.70%)
 (MBIA Insured)                                        1,440         1,440

 Total Louisiana (Cost  $1,440)                                      1,440

 MARYLAND  20.2%
 Baltimore County, GO, TECP, 1.71%, 1/21/05            9,700         9,700

 Baltimore County, Quail Ridge Apartments, VRDN
 (Currently 1.68%)                                     5,000         5,000

 Baltimore County Mortgage, Springhill Multi-Family
 Housing, VRDN (Currently 1.67%) (GNMA Guaranteed)     1,000         1,000

 Carroll County
 Fairhaven Retirement Community
 VRDN (Currently 1.67%)                                1,500         1,500

 VRDN (Currently 1.70%)                                5,000         5,000

 Frederick County EFA, Mount St. Mary's College
 VRDN (Currently 1.67%)                                3,440         3,440

 Gaithersburg
 Asbury Solomons Group
 VRDN (Currently 1.67%) (MBIA Insured)                 4,495         4,495

 VRDN (Currently 1.70%)                                5,500         5,500

 Howard County, Sherwood Crossing Apartments
 VRDN (Currently 1.68%)                                2,000         2,000

 Maryland CDA, Single-Family Housing, 2.05%, 3/1/20
 (Tender 12/5/05)                                      3,500         3,500

 Maryland Economic Dev. Corp.
 American Urological Assoc., VRDN (Currently 1.68%)    2,925         2,925

 Associated Jewish Charities, VRDN (Currently 1.69%)   2,000         2,000

 Blind Industries & Services, VRDN (Currently 1.69%)   2,000         2,000

 Maryland HHEFA
 Adventist Healthcare, VRDN (Currently 1.69%)          2,500         2,500

 Beth Tfiloh Dahan Community School, VRDN
 (Currently 1.68%)                                     3,700         3,700

 French Int'l School, VRDN (Currently 1.68%)           11,000        11,000

 Johns Hopkins Hosp., TECP, 1.25%, 12/9/04             3,000         3,000

 Johns Hopkins Univ., TECP, 1.46%, 1/12/05             8,000         8,000

 Norwood School, VRDN (Currently 1.72%)                2,745         2,745

 Stella Maris, VRDN (Currently 1.69%)                  9,595         9,595

 Maryland IDA, National Aquarium in Baltimore
 VRDN (Currently 1.68%)                                2,000         2,000

 Montgomery County, GO
 TECP, 1.38%, 12/8/04                                  6,000         6,000

 Consolidated Public Improvement, 5.375%, 1/1/05       2,370         2,377

 Montgomery County Economic Dev. Auth.
 Howard Hughes Medical Institute, VRDN
 (Currently 1.69%)                                     8,500         8,500

 Institute for Genomic Research, VRDN (Currently 1.69%)1,000         1,000

 Sandy Spring Friends School, VRDN (Currently 1.68%)   4,000         4,000

 Montgomery County Housing Opportunities Commission,
 Oakwood Multi-Family, VRDN (Currently 1.68%)          15,950        15,950

 Univ. System of Maryland, Univ. of Maryland
 College Park, VRDN (Currently 1.72%)                  9,555         9,555

 Washington County, LSN/TLS Obligated Group
 VRDN (Currently 1.67%)                                4,350         4,350

 Total Maryland (Cost  $142,332)                                     142,332

 MASSACHUSETTS  0.7%
 Massachusetts, GO, VRDN (Currently 1.68%) (FSA        5,000         5,000
Insured)
 Total Massachusetts (Cost  $5,000)                                  5,000

 MICHIGAN  1.6%
 Michigan Hosp. Fin. Auth., Ascension Health, VRDN
 (Currently 1.65%)                                     11,200        11,200

 Total Michigan (Cost  $11,200)                                      11,200

 MINNESOTA  3.0%
 Minnesota, GO, VRDN (Currently 1.71%)                 2,500         2,500

Minnesota Housing Fin. Agency, Single-Family Housing
 1.20%, 7/1/21 (Tender 5/18/05)                        3,815         3,815

 Rochester Health Care Fac., Mayo Foundation, TECP,
1.52 - 1.88%, 1/12/05 - 1/13/05                        15,000        15,000

 Total Minnesota (Cost  $21,315)                                     21,315

 MISSISSIPPI  0.2%
 Rankin County IDA, Siemens, VRDN (Currently 1.68%)    1,600         1,600

 Total Mississippi (Cost  $1,600)                                    1,600

 NEW MEXICO  0.4%
 New Mexico Fin. Auth., VRDN (Currently 1.71%)
 (AMBAC Insured)                                       2,500         2,500

 Total New Mexico (Cost  $2,500)                                     2,500

 NORTH CAROLINA  3.3%
 North Carolina, GO
 VRDN (Currently 1.69%)                                3,995         3,995

 VRDN (Currently 1.71%)                                2,435         2,435

 North Carolina Medical Care Commission, Moses Cone
 Health, VRDN (Currently 1.64%)                        10,000        10,000

 North Carolina Municipal Power Agency #1, VRDN
(Currently 1.72%) (MBIA Insured)                       2,165         2,165

 Wake County, GO, Public Improvement, 2.50%, 4/1/18
 (Tender 4/1/05)                                       2,000         2,008

 Winston-Salem, GO, VRDN (Currently 1.75%)             2,750         2,750

 Total North Carolina (Cost  $23,353)                                23,353

 OHIO  5.0%
 Akron, Bath & Copley Township Hosp., Summa Health
Obligation Group, VRDN (Currently 1.69%)               6,250         6,250

 Franklin County Hosp., Children's Hosp., VRDN
(Currently 1.67%) (AMBAC Insured)                      18,910        18,910

 Ohio, GO, VRDN (Currently 1.70%)                      2,495         2,495

 Ohio Turnpike, VRDN (Currently 1.71%) (FGIC Insured)  7,495         7,495

 Total Ohio (Cost  $35,150)                                          35,150

 OREGON  0.9%
 Oregon Housing & Community Services Dept.
 Single-Family
 1.16%, 7/1/24 (Tender 5/5/05)                         3,000         3,000

 1.20%, 7/1/19 (Tender 1/6/05)                         3,000         3,000

 Total Oregon (Cost  $6,000)                                         6,000

 PENNSYLVANIA  0.6%
 Philadelphia Hosps. & Higher Ed. Fac., Jefferson
Health, 1.08%, 5/15/23 (Tender 3/30/05)                4,430         4,430

 Total Pennsylvania (Cost  $4,430)                                   4,430

 SOUTH CAROLINA  2.7%
 Charleston Water & Sewer, VRDN (Currently 1.71%)      16,000        16,000

 South Carolina EFA, Charleston Southern Univ.
 VRDN (Currently 1.69%)                                3,300         3,300

 Total South Carolina (Cost  $19,300)                                19,300

 SOUTH DAKOTA  3.8%
 South Dakota HEFA
 Avera Health, VRDN (Currently 1.75%) (MBIA Insured)   6,635         6,635

 Sioux Valley Hosp., VRDN (Currently 1.75%)            19,745        19,745

 Total South Dakota (Cost  $26,380)                                  26,380

 TENNESSEE  1.6%
 Chattanooga Health, Ed. & Housing Fac. Board,
 Catholic Health Initiatives, 5.25%, 12/1/04           1,850         1,850

 Metropolitan Nashville & Davidson County, GO
 VRDN (Currently 1.72%) (FGIC Insured)                 9,665         9,665

 Total Tennessee (Cost  $11,515)                                     11,515

 TEXAS  5.7%
 Dallas Community College Dist., VRDN (Currently       5,000         5,000
 1.85%)Fort Worth, GO, 5.00%, 3/1/05                   875           883

 Harris County, GO, TECP, 1.60%, 1/12/05               9,500         9,500

 Hockley County IDC, PCR, BP Amoco, 1.40%, 3/1/14
 (Tender 3/1/05)                                       5,000         5,000

 Houston Airport, VRDN (Currently 1.73%) (FSA Insured) 2,995         2,995

 North Central HFA, Baylor Health Care, 5.50%, 5/15/05 375           382

 San Antonio Electric & Gas, VRDN (Currently 1.73%)    5,000         5,000

 San Antonio Water, TECP, 1.47%, 12/7/04               3,000         3,000

 Texas, GO, TRAN, 3.00%, 8/31/05                       8,000         8,083

 Total Texas (Cost  $39,843)                                         39,843

 UTAH  1.1%
 Intermountain Power Agency
 VRDN (Currently 1.72%) (MBIA Insured)                 5,000         5,000

 TECP, 1.84%, 12/13/04 (AMBAC Insured)                 2,600         2,600

 Total Utah (Cost  $7,600)                                           7,600

 VERMONT  1.6%
 Vermont Ed. & Health Buildings Fin. Agency
 Middlebury College

 1.35%, 5/1/28 (Tender 5/1/05)                         7,000         7,000

 1.96%, 11/1/32 (Tender 11/1/05)                       4,000         4,000

 Total Vermont (Cost  $11,000)                                       11,000

 VIRGINIA  1.1%
 Richmond IDA, Virginia Historical Society, VRDN
 (Currently 1.68%)                                     5,000         5,000

 Virginia Public School Auth., GO, 3.00%, 2/1/05       3,000         3,005

 Total Virginia (Cost  $8,005)                                       8,005

 WASHINGTON  4.2%
 Energy Northwest
 VRDN (Currently 1.67%) (MBIA Insured)                 11,300        11,300

 VRDN (Currently 1.71%) (MBIA Insured)                 7,490         7,490

 Seattle, GO, 1.65%, 1/15/26 (Tender 8/31/05)          11,000        11,000

 Total Washington (Cost  $29,790)                                    29,790

 Total Investments in Securities
 99.6% of Net Assets (Cost  $701,692)                                701,692
                                                       $

 (1)       Denominated in U.S. dollars unless otherwise noted
 +         Used in determining portfolio maturity
 AMBAC     AMBAC Assurance Corp.
 CDA       Community Development Administration
 DOT       Department of Transportation
 EFA       Educational Facility Authority
 FGIC      Financial Guaranty Insurance Company
 FSA       Financial Security Assurance Inc.
 GNMA      Government National Mortgage Association
 GO        General Obligation
 HEFA      Health & Educational Facility Authority
 HFA       Health Facility Authority
 HFFA      Health Facility Financing Authority
 HHEFA     Health & Higher Educational Facility Authority
 IDA       Industrial Development Authority/Agency
 IDC       Industrial Development Corp.
 IDRB      Industrial Development Revenue Bond
 MBIA      MBIA Insurance Corp.
 PCR       Pollution Control Revenue
 RAN       Revenue Anticipation Note
 TECP      Tax-Exempt Commercial Paper
 TRAN      Tax Revenue Anticipation Note
 VRDN      Variable-Rate Demand Note

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Tax-Exempt Money Fund
Unaudited
November 30, 2004
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Exempt Money Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At November 30, 2004, the cost of investments for federal income tax purposes was $701,692,000. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2004.





Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


                         SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Exempt Money Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     January 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     January 21, 2005